Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,251,516.44

Principal:
Principal Collections	$25,375,778.65
Prepayments in Full	$17,341,562.15
Liquidation Proceeds	$261,925.13
Recoveries	$27,589.11
Sub Total	$43,006,855.04
Collections	$45,258,371.48

Purchase Amounts:
Purchase Amounts Related to Principal	$130,726.62
Purchase Amounts Related to Interest	$164.71
Sub Total	$130,891.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,389,262.81

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,389,262.81
Servicing Fee	$960,623.13	$960,623.13	$0.00	$0.00	$44,428,639.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,428,639.68
Interest - Class A-2 Notes	$85,014.13	$85,014.13	$0.00	$0.00	$44,343,625.55
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$44,198,834.05
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$44,141,463.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,141,463.30
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$44,115,478.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,115,478.88
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$44,092,668.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,092,668.21
Regular Principal Payment	$43,676,069.78	$43,676,069.78	$0.00	$0.00	$416,598.43
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$416,598.43
Residual Released to Depositor	$0.00	$416,598.43	$0.00	$0.00	$0.00

Total		$45,389,262.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,676,069.78
Total					$43,676,069.78
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$43,676,069.78	$89.82	$85,014.13	$0.17	$43,761,083.91	$89.99
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$43,676,069.78	$33.19	$335,971.47	$0.26	$44,012,041.25	$33.45

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$408,067,823.94	0.8391795	$364,391,754.16	0.7493610
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,032,627,823.94	0.7847909	$988,951,754.16	0.7515973

Pool Information
Weighted Average APR	2.175%	2.160%
Weighted Average Remaining Term	54.98	54.17
Number of Receivables Outstanding	37,958	36,977
Pool Balance	$1,152,747,755.43	$1,109,426,981.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,062,264,878.23	$1,022,040,740.30
Pool Factor	0.8063551	0.7760519

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$87,386,241.54
Targeted Overcollateralization Amount	$120,475,227.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$120,475,227.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$210,781.04
(Recoveries)		2	$27,589.11
Net Loss for Current Collection Period			$183,191.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1907%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2462%
Second Prior Collection Period			0.1225%
Prior Collection Period			0.0119%
Current Collection Period			0.1944%
Four Month Average (Current and Prior Three Collection Periods)			0.1437%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		447	$741,351.77
(Cumulative Recoveries)			$75,550.49
Cumulative Net Loss for All Collection Periods			$665,801.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0466%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,658.51
Average Net Loss for Receivables that have experienced a Realized Loss			$1,489.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.50%	160	$5,515,177.54
61-90 Days Delinquent	0.07%	19	$733,865.95
91-120 Days Delinquent	0.00%	2	$38,516.52
Over 120 Days Delinquent	0.00%	1	$50,774.51
Total Delinquent Receivables	0.57%	182	$6,338,334.52

Repossession Inventory:
Repossessed in the Current Collection Period		6	$179,393.05
Total Repossessed Inventory		16	$559,518.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0491%
Prior Collection Period			0.0290%
Current Collection Period			0.0595%
Three Month Average			0.0459%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0742%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	8

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	113	$4,163,606.11
2 Months Extended	121	$4,735,578.18
3+ Months Extended	7	$258,842.78

Total Receivables Extended	241	$9,158,027.07

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer